Schedule of Investments (unaudited) November 30, 2019	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Bill
1.52%, 02/06/20(a)	$85,660	$85,415,012
1.59%, 12/31/19(a)(b)	956,566	955,336,947
1.59%, 01/28/20(a)	838,000	835,956,956
1.67%, 12/26/19(a)	2,312	2,309,622
1.72%, 01/02/20(a)	611,770	610,948,191
1.76%, 01/30/20(a)	1,051,129	1,048,408,310
1.80%, 04/02/20(a)	587,520	584,428,910
1.86%, 12/03/19(a)	11,994	11,993,469
2.05%, 02/27/20(a)	2,254	2,245,530
U.S. Treasury Note/Bond
1.13%, 12/31/19(b)	477,022	476,788,035
1.13%, 03/31/20(b)	49,042	48,953,877
1.13%, 04/30/20	2,632	2,626,345
1.25%, 01/31/20	55,282	55,243,614
1.25%, 02/29/20(b)	503,986	503,395,389
1.38%, 12/15/19	168,582	168,559,493
1.38%, 01/15/20	517,793	517,605,331
1.38%, 01/31/20(b)	49,308	49,283,728
1.38%, 02/15/20	43,550	43,517,678
1.38%, 02/29/20	196,819	196,642,170
1.38%, 03/31/20	297,289	296,987,067
1.38%, 04/30/20	716,003	715,191,905
1.38%, 05/31/20	1,063,192	1,061,613,819
1.38%, 09/30/20	487,408	486,208,518
1.50%, 04/15/20	1,034	1,033,435
1.50%, 05/15/20	127,922	127,827,058
1.50%, 05/31/20	1,142,396	1,141,414,248
1.50%, 06/15/20	477,518	477,200,899
1.50%, 07/15/20	309,896	309,581,263
1.63%, 12/31/19	441,135	441,090,944
1.63%, 03/15/20	227,140	227,095,637
1.63%, 06/30/20	734,174	734,059,285
1.63%, 07/31/20	55,702	55,688,945
1.63%, 10/15/20	72,839	72,802,012
1.63%, 11/30/20	500,000	499,628,905
1.75%, 10/31/20	30,248	30,264,542

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.88%, 06/30/20	$347,525	$347,959,406
2.00%, 01/31/20	78,278	78,318,570
2.00%, 07/31/20(b)	632,296	633,679,148
2.00%, 09/30/20	22,148	22,205,966
2.00%, 11/30/20	761,150	763,469,133
2.13%, 08/31/20	1,254,366	1,258,628,888
2.25%, 02/29/20	495,540	496,159,425
2.38%, 04/30/20	33,998	34,093,619
2.50%, 05/31/20	35,468	35,610,703
2.50%, 06/30/20	390,478	392,354,126
2.63%, 08/15/20	404,827	407,467,865
2.63%, 11/15/20	947,577	955,831,286
2.75%, 09/30/20	323,160	325,975,027
3.50%, 05/15/20	945,171	952,961,279
3.63%, 02/15/20(b)	787,616	790,508,032
8.75%, 08/15/20	359,000	376,276,875

Total U.S. Government Obligations — 99.7% (Cost: $20,729,683,898)		20,748,846,437

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)(e)	1,113,899	1,113,899,000

Total Money Market Funds — 5.4% (Cost: $1,113,899,000)		1,113,899,000

Total Investments in Securities — 105.1% (Cost: $21,843,582,898)		21,862,745,437

Other Assets, Less Liabilities — (5.1)%		(1,058,313,830)

Net Assets — 100.0%		$20,804,431,607

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,859,949	(746,050)	1,113,899	$1,113,899,000	$7,534,316	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Short Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$20,748,846,437	$—	$20,748,846,437
Money Market Funds	1,113,899,000	—	—	1,113,899,000

	$1,113,899,000	$20,748,846,437	$—	$21,862,745,437

2